UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08216

PIMCO Strategic Global Government Fund, Inc.

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, California 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Strategic Global Government Fund, Inc.

840 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: January 31

Date of reporting period: October 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on

Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission

may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange

Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments

October 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 25.1%
Banking & Finance 7.8%
ATF Bank
8.875% due 11/09/2009	$1,500	$1,535
Bank Negara Indonesia
10.000% due 11/15/2012	2,000	2,029
Bear Stearns Cos., Inc.
6.400% due 10/02/2017	2,000	1,997
6.950% due 08/10/2012	3,000	3,125
C10 Capital SPV Ltd.
6.722% due 12/18/2049	3,800	3,660
Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015	2,000	2,040
GMAC LLC
6.000% due 12/15/2011	3,000	2,664
6.808% due 05/15/2009	2,500	2,353
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	5,000	4,821
SLM Corp.
3.625% due 03/17/2008	1,000	991
VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	2,000	1,982
Wells Fargo Capital X
5.950% due 12/15/2036	2,000	1,886

		29,083

Industrials 14.0%
Bon-Ton Stores, Inc.
10.250% due 03/15/2014	2,000	1,760
Cablemas S.A. de C.V.
9.375% due 11/15/2015	2,000	2,190
CSN Islands IX Corp.
10.500% due 01/15/2015	3,700	4,380
Dynegy Holdings, Inc.
7.125% due 05/15/2018	1,000	906
8.375% due 05/01/2016	2,000	2,015
EchoStar DBS Corp.
7.125% due 02/01/2016	1,500	1,575
Gaz Capital for Gazprom
8.625% due 04/28/2034	3,000	3,820
Georgia-Pacific Corp.
7.000% due 01/15/2015	500	492
7.700% due 06/15/2015	1,500	1,485
7.750% due 11/15/2029	1,500	1,440
HCA, Inc.
9.000% due 12/15/2014	1,500	1,476
9.250% due 11/15/2016	700	738
Herbst Gaming, Inc.
8.125% due 06/01/2012	2,000	1,805
Lyondell Chemical Co.
8.250% due 09/15/2016	1,500	1,721
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	2,000	2,317
Pemex Project Funding Master Trust
9.125% due 10/13/2010	370	413
Petroliam Nasional Bhd.
7.625% due 10/15/2026	2,300	2,773
RH Donnelley Corp.
8.875% due 01/15/2016	3,500	3,518
SemGroup LP
8.750% due 11/15/2015	1,500	1,448
Service Corp. International
7.625% due 10/01/2018	1,500	1,545
Sino-Forest Corp.
9.125% due 08/17/2011	2,000	2,130
Southern Copper Corp.
7.500% due 07/27/2035	1,000	1,092
Supervalu, Inc.
7.500% due 11/15/2014	1,500	1,549
United AirLines, Inc.
6.636% due 01/02/2024	3,000	2,964
Vale Overseas Ltd.
6.250% due 01/23/2017	900	915
6.875% due 11/21/2036	1,100	1,149
Verso Paper Holdings LLC
9.125% due 08/01/2014	1,500	1,556
Vitro SAB de C.V.
8.625% due 02/01/2012	3,000	3,008

		52,180

Utilities 3.3%
Cia Energetica de Sao Paulo
10.000% due 03/02/2011	2,000	2,195
Enersis S.A.
7.375% due 01/15/2014	2,000	2,127
Nevada Power Co.
6.500% due 05/15/2018	2,500	2,615
TECO Energy, Inc.
6.750% due 05/01/2015	5,000	5,167

		12,104

Total Corporate Bonds & Notes (Cost $92,040)		93,367

MUNICIPAL BONDS & NOTES 0.5%
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,000	1,979

Total Municipal Bonds & Notes (Cost $1,880)		1,979

U.S. GOVERNMENT AGENCIES AND SPONSORED ENTITIES 168.6%
Fannie Mae
4.250% due 11/25/2024 - 03/25/2033	410	343
5.000% due 05/25/2016 - 12/01/2018	228	226
5.500% due 08/25/2014 - 06/01/2037	16,570	16,305
5.750% due 06/25/2033	100	99
5.807% due 08/25/2043	2,500	2,553
6.000% due 02/25/2017 - 01/01/2038	141,616	142,667
6.000% due 01/25/2044 (b)	9,050	9,153
6.500% due 05/01/2013 - 12/25/2042	9,602	9,886
6.500% due 02/01/2028 - 06/25/2044 (b)	20,628	21,204
6.850% due 12/18/2027	101	105
7.000% due 06/01/2009 - 01/01/2047	12,546	13,066
7.000% due 04/01/2030 - 12/01/2046 (b)	26,531	27,557
7.025% due 10/01/2031	9	9
7.065% due 03/01/2032	300	303

7.112% due 09/01/2028 - 04/01/2030	72	72
7.170% due 11/01/2027	92	93
7.275% due 03/01/2032	176	178
7.290% due 02/01/2032	19	19
7.302% due 12/01/2028	104	105
7.323% due 02/01/2030	21	21
7.390% due 02/01/2027	74	75
7.470% due 02/01/2028	34	34
7.500% due 06/01/2017 - 06/25/2044 (b)	8,173	8,615
7.500% due 12/01/2017 - 03/25/2044	8,631	9,071
7.598% due 12/01/2025	171	173
7.700% due 03/25/2023	163	174
7.750% due 03/01/2031	90	93
7.815% due 12/01/2030	248	254
8.000% due 04/01/2017 - 06/01/2032	5,543	5,849
8.000% due 08/01/2032 (b)	4,230	4,482
8.500% due 04/01/2016 - 06/25/2030	2,423	2,656
8.750% due 11/01/2011 - 05/01/2017	12	12
9.000% due 12/01/2019 (b)	11,936	12,918
9.418% due 05/15/2021	1,583	1,731
9.983% due 07/15/2027	628	714
10.300% due 04/25/2019	80	83
Federal Housing Administration
7.430% due 06/01/2024	192	194
Freddie Mac
5.000% due 10/15/2016 (b)	200	199
5.000% due 11/15/2016 - 02/15/2024	321	320
5.500% due 12/01/2031	524	516
6.000% due 10/15/2012 - 03/15/2035	1,313	1,343
6.000% due 12/15/2016 - 03/01/2033 (b)	12,319	12,557
6.500% due 11/01/2016 - 03/25/2044 (b)	43,000	44,248
6.500% due 04/15/2018 - 10/25/2043	17,834	18,187
6.900% due 09/15/2023	2,536	2,636
6.950% due 07/15/2021	1,179	1,176
7.000% due 12/01/2007 - 10/25/2043	43,896	45,328
7.000% due 09/01/2011 - 01/01/2037 (b)	41,879	43,297
7.007% due 04/01/2033	22	23
7.168% due 12/01/2026	19	20
7.296% due 09/01/2031	198	199
7.500% due 01/01/2016 - 02/25/2042	9,722	10,218
8.000% due 02/15/2022 - 04/15/2030	1,607	1,682
8.500% due 04/15/2022 - 10/01/2030	1,270	1,336
Ginnie Mae
5.500% due 06/20/2035	453	457
6.000% due 01/01/2038	125,000	126,582
6.500% due 06/20/2032	117	121
7.000% due 02/15/2024 - 06/15/2026	318	336
7.000% due 03/20/2031 (b)	6,668	6,893
7.250% due 07/16/2028	320	325
7.500% due 01/15/2017 - 03/15/2029	3,270	3,458
8.000% due 06/15/2016 - 03/20/2030	774	834
8.500% due 10/15/2016 - 02/15/2031	42	46
9.000% due 06/15/2016 - 01/15/2020	1,523	1,643
Small Business Administration
4.754% due 08/10/2014	1,534	1,505
5.038% due 03/10/2015	932	923
6.300% due 07/01/2013 - 06/01/2018	1,084	1,110
6.400% due 08/01/2013	240	244
7.200% due 06/01/2017	108	112
7.449% due 08/01/2010	81	83
7.540% due 08/10/2009	264	271
7.700% due 07/01/2016	65	68
Vendee Mortgage Trust
6.500% due 03/15/2029	652	682
6.750% due 02/15/2026 - 06/15/2026	425	448
7.500% due 09/15/2030 (b)	7,636	8,133

Total U.S. Government Agencies and Sponsored Entities (Cost $629,424)		628,651

U.S. TREASURY OBLIGATIONS 20.7%
U.S. Treasury Bonds
4.750% due 08/15/2017	75,500	77,187

Total U.S. Treasury Obligations (Cost $76,707)		77,187

PRIVATE MORTGAGE-BACKED SECURITIES 31.7%
Citigroup Mortgage Loan Trust, Inc.
7.000% due 09/25/2033	99	101
Countrywide Alternative Loan Trust
6.500% due 07/25/2035 (b)	2,453	2,322
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 11/25/2026 (b)	2,829	2,819
6.760% due 08/25/2034	2,165	2,180
7.500% due 11/25/2034 (b)	6,302	6,628
CS First Boston Mortgage Securities Corp.
7.000% due 02/25/2034 (b)	2,065	2,128
DLJ Commercial Mortgage Corp.
7.340% due 10/10/2032	1,471	1,523
GMAC Mortgage Corp. Loan Trust
5.210% due 08/19/2034	1,151	1,125
GSAA Trust
6.000% due 04/01/2034 (b)	5,390	5,397
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043 (b)	5,713	5,868
7.500% due 06/19/2027	173	180
8.000% due 09/19/2027 (b)	2,516	2,688
GSR Mortgage Loan Trust
5.250% due 11/25/2035	11,652	11,175
5.500% due 11/25/2035 (b)	5,000	4,550
6.500% due 01/25/2034 (b)	4,621	4,702

MASTR Alternative Loans Trust
6.500% due 03/25/2034	1,866	1,892
7.000% due 04/25/2034	264	267
MASTR Reperforming Loan Trust
7.000% due 05/25/2035 (b)	4,768	4,856
7.500% due 07/25/2035 (b)	6,762	7,091
Nomura Asset Acceptance Corp.
7.000% due 10/25/2034 (b)	3,908	4,068
7.500% due 03/25/2034 (b)	5,267	5,588
7.500% due 10/25/2034 (b)	11,724	12,413
Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	273	276
7.000% due 08/25/2016 (b)	3,598	3,661
8.500% due 10/25/2031 (b)	1,757	1,834
8.500% due 11/25/2031	2,329	2,495
Structured Adjustable Rate Mortgage Loan Trust
4.260% due 03/25/2034	940	931
Structured Asset Securities Corp.
7.500% due 10/25/2036 (b)	8,419	8,682
Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 08/25/2034 (b)	4,486	4,541
7.000% due 03/25/2034	845	858
7.500% due 04/25/2033 (b)	3,558	3,727
Wells Fargo Mortgage-Backed Securities Trust
4.108% due 06/25/2035	1,800	1,774

Total Private Mortgage-Backed Securities (Cost $119,767)		118,340

ASSET-BACKED SECURITIES 0.4%
ACE Securities Corp.
8.123% due 04/25/2035	600	115
Ameriquest Mortgage Securities, Inc.
8.398% due 11/25/2032	3,494	517
8.657% due 02/25/2033	1,500	609
Residential Asset Mortgage Products, Inc.
8.500% due 12/25/2031	48	50

Total Asset-Backed Securities (Cost $2,060)		1,291

SOVEREIGN ISSUES 15.6%
Banque Centrale de Tunisie
7.375% due 04/25/2012	2,000	2,179
Brazilian Government International Bond
7.125% due 01/20/2037	7,580	8,774
8.250% due 01/20/2034	8,000	10,388
8.750% due 02/04/2025	4,500	5,906
10.125% due 05/15/2027	1,538	2,277
Dominican Republic International Bond
9.040% due 01/23/2018	5,465	6,339
Jamaica Government International Bond
8.500% due 02/28/2036	1,000	1,050
10.625% due 06/20/2017	4,000	4,810
Pakistan Government International Bond
7.125% due 03/31/2016	2,000	1,858
Panama Government International Bond
9.375% due 07/23/2012	3,325	3,849
Russia Government International Bond
7.500% due 03/31/2030	928	1,048
11.000% due 07/24/2018	1,000	1,419
12.750% due 06/24/2028	300	541
Ukraine Government International Bond
7.650% due 06/11/2013	6,200	6,677
Venezuela Government International Bond
9.375% due 01/13/2034	1,000	1,107

Total Sovereign Issues (Cost $51,448)		58,222

FOREIGN CURRENCY-DENOMINATED ISSUES 2.8%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR 1,000	1,401
Mexico Government International Bond
8.000% due 07/23/2008	DEM 12,100	9,178

Total Foreign Currency-Denominated Issues (Cost $9,001)		10,579

SHORT-TERM INSTRUMENTS 3.3%
Repurchase Agreements 1.6%
Lehman Brothers, Inc.
4.450% due 11/01/2007	$4,000	4,000
(Dated 10/31/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $4,714. Repurchase proceeds are $4,000.)
State Street Bank and Trust Co.
4.400% due 11/01/2007	1,912	1,912
(Dated 10/31/2007. Collateralized by Federal Home Loan Bank 4.125% due 04/18/2008 valued at $1,955. Repurchase proceeds are $1,912.)

		5,912

U.S. Treasury Bills 1.7%
3.811% due 11/29/2007 - 12/13/2007 (a)(c)(e)	6,195	6,168

Total Short-Term Instruments (Cost $12,080)		12,080

Purchased Options (g) 0.5% (Cost $3,158)		1,926

Total Investments (d) 269.2% (Cost $997,565)		$1,003,622
Other Assets and Liabilities (Net) (169.2%)		(630,770)

Net Assets 100.0%		$372,852

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average rate.

(b)	The average amount of borrowing outstanding during the period ended October 31, 2007 was $324,132 at a weighted average interest rate of 5.280%. On October 31, 2007, securities valued at $290,824 were pledged as collateral for reverse repurchase agreements.

(c)	Securities with an aggregate market value of $4,729 have been pledged as collateral for swap and swaption contracts on October 31, 2007.

(d)	As of October 31, 2007, portfolio securities with an aggregate value of $194 were valued in good faith and pursuant to the guidelines established by the Board of Directors.

(e)	Securities with an aggregate market value of $1,439 have been segregated with the custodian to cover margin requirements for the following open futures contracts on October 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	801	$(908)
U.S. Treasury 10-Year Note December Futures	Short	12/2007	588	(533)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	244	(387)

				$(1,828)

(f)	Swap agreements outstanding on October 31, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	4,200	$183
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		9,300	(524)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/15/2035	JPY	550,000	112
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.500%	12/15/2035		555,000	208
Bank of America	3-Month USD-LIBOR	Pay	4.570%	01/27/2015		$12,000	(318)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.650%	06/21/2026		312,000	12,377
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		26,000	(1,074)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2009		8,300	(143)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.700%	06/19/2025		50,000	(3,105)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.428%	08/21/2017		200,000	59
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	6.040%	08/21/2017		200,000	1,498
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.700%	06/19/2025		152,000	(9,023)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.650%	06/21/2026		38,000	1,613
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.700%	06/19/2025		536,900	(33,989)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.800%	06/21/2026		350,000	21,238
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		47,400	(2,525)

							$(13,413)

(g)	Purchased options outstanding on October 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$110.500	11/20/2007	801	$15	$13
Call - CBOT U.S. Treasury 30-Year Bond December Futures	136.000	11/20/2007	4	0	0

				$15	$13

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.428%	08/19/2008	$200,000	$977	$1,234
Put - OTC 9-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	6.040%	08/19/2008	200,000	2,160	676

							$3,137	$1,910

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 12/01/2037	$ 85.500	12/05/2007	$12,900	$1	$0
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.500	12/05/2007	5,000	1	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.500	01/07/2008	35,000	4	3

				$6	$3

(h)	Foreign currency contracts outstanding on October 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EUR	6,562	11/2007	$0	$(201)	$(201)
Sell	GBP	98	11/2007	0	(7)	(7)
Sell		98	12/2007	0	(1)	(1)
Buy	JPY	457,381	12/2007	0	(20)	(20)

				$0	$(229)	$(229)

(i)	Non-U.S. currency symbols utilized throughout the report are defined as follows:

EUR     Euro

GBP     Great British Pound

JPY      Japanese Yen

DEM    German Mark

(j)	As of October 31, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$ 14,668	$ (8,611)	$ 6,057

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Strategic Global Government Fund, Inc.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	December 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	December 21, 2007

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	December 21, 2007